Financial instruments: valuation - Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair value of assets
Financial Assets	£ 690,338	£ 692,673
Cash and balances at central banks
Fair value of assets
Financial Assets	115,833	104,262
Cash and balances at central banks | Financial assets at amortised cost
Fair value of assets
Financial Assets	115,800	104,300
Settlement balances | Financial assets at amortised cost
Fair value of assets
Financial Assets	6,300	7,200
Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets	6,000	6,900
Loans to customers - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets	379,300	381,400
Financial assets, other | Financial assets at amortised cost
Fair value of assets
Financial Assets	23,900	21,700
Items where fair value approximates carrying value | Cash and balances at central banks | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	115,800	104,300
Items where fair value approximates carrying value | Settlement balances | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	6,300	7,200
Items where fair value approximates carrying value | Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	3,900	4,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Cash and balances at central banks | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	115,800	104,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Settlement balances | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	6,300	7,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	6,000	7,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Level 2 | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	1,300	2,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to banks - amortised cost | Level 3 | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	800	600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	372,400	373,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Level 2 | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	25,200	27,500
Not measured at fair value in statement of financial position but for which fair value is disclosed | Loans to customers - amortised cost | Level 3 | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	347,200	345,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets, other | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	23,900	21,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets, other | Level 1 | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	4,900	4,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets, other | Level 2 | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	10,700	6,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial assets, other | Level 3 | Financial assets at amortised cost
Fair value of assets
Financial Assets, at fair value	8,300	11,000
At fair value
Fair value of assets
Financial Assets, at fair value	142,163	153,862
At fair value | Level 1
Fair value of assets
Financial Assets, at fair value	33,066	26,296
At fair value | Level 2
Fair value of assets
Financial Assets, at fair value	107,441	125,605
At fair value | Level 3
Fair value of assets
Financial Assets, at fair value	1,656	1,961	£ 2,105	£ 2,333
At fair value | Financial assets, other | Level 3
Fair value of assets
Financial Assets, at fair value	664	915	£ 898	£ 930
At fair value | Other securities
Fair value of assets
Financial Assets, at fair value	27,907	28,642
At fair value | Other securities | Level 1
Fair value of assets
Financial Assets, at fair value	17,969	17,848
At fair value | Other securities | Level 2
Fair value of assets
Financial Assets, at fair value	9,690	10,536
At fair value | Other securities | Level 3
Fair value of assets
Financial Assets, at fair value	£ 248	£ 258